Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity
(a)	Equity as of December 31, 2022 and 2023 are as follows:

	2022		2023
Capital stock:
Common stock (*1)	~~W~~	2,608,176	2,695,586
Preferred stock (*1)		361,465	274,055

		2,969,641	2,969,641

Hybrid bond		4,196,968	4,001,731

Capital surplus:
Share premium		11,352,819	11,352,744
Others		742,224	742,224

		12,095,043	12,094,968

Capital adjustments		(582,859)	(658,664)

Accumulated other comprehensive income, net of tax:
Loss on financial assets at fair value through other comprehensive income		(6,669,931)	(3,503,542)
Equity in other comprehensive loss of associates		(8,126)	(970)
Foreign currency translation adjustments for foreign operations		(112,283)	(118,517)
Net loss from cash flow hedges		(96,388)	(35,108)
Remeasurement of net defined benefit liabilities (assets)		(91,993)	(292,328)
Changes in own credit risk on financial liabilities designated under fair value option		(5,155)	(3,884)
Net finance income on insurance contract assets (liabilities)		5,039,081	2,866,623
Net finance income on reinsurance contract assets (liabilities)		34,045	13,273

		(1,910,750)	(1,074,453)

Retained earnings (*2),(*3),(*4)		33,963,799	36,387,314
Non-controlling interest (*5),(*6)		2,691,716	2,601,328

	~~W~~	53,423,558	56,321,865

(*1)	Convertible preferred shares of 17,482,000 that were issued on May 1, 2019 have been converted into common shares at a 1:1 ratio on May 1, 2023.
(*2)
As of December 31, 2022 and 2023, profits reserved by the Group in accordance with Article 53 of the Financial Holding Companies Act amounted to
~~W~~
2,573,435 million and
~~W~~
2,698,360 million, respectively.

(*3)	As of December 31, 2022 and 2023, the regulatory reserves for loan losses the Group appropriated in retained earnings are ~~W~~ 18,524 million and ~~W~~ 21,078 million, respectively.
(*4)	As of December 31, 2023, profit dividends within retained earnings of subsidiaries of the Group restricted in accordance with laws, etc. are amounted to ~~W~~ 7,543,306 million.
(*5)	As of December 31, 2022 and 2023, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank, Shinhan Capital Co,.Ltd. and Shinhan Life Insurance Co., Ltd. issued are ~~W~~ 2,537,569 million and

~~W~~
2,437,561 million, respectively, and are recognized as
non-controlling
interests. And, for the years ended December 31, 2022 and 2023, the amounts of dividends paid for the hybrid bonds of Shinhan Bank, Jeju Bank, Shinhan Capital Co,.Ltd. and Shinhan Life Insurance Co., Ltd.
~~W~~
81,262 million and
~~W~~
106,715 million, respectively, are allocated to profit attributed to non-controlling
interest.
(*6)
During the year ended December 31, 2022,
non-controlling
interests decreased by
~~W~~
89,912 million due to the acquisition of remaining shares by Shinhan Asset Trust Co., Ltd., and non-controlling
interests increased by
~~W~~
19,454 million due to
paid-in
capital increase of Shinhan EZ General Insurance Co., Ltd.

Capital stock of the Group
i)	Capital stock of the Group as of December 31, 2022 and 2023 are as follows:

	2022			2023
Number of authorized shares			1,000,000,000		1,000,000,000
Types of stock		Common stocks	Preferred stocks	Common stocks	Preferred stocks
Par value per share in won	~~W~~	5,000	5,000	5,000	—
Number of issued common stocks		508,784,869	17,482,000	512,759,471	—
Capital stock (*)	~~W~~	2,608,176	361,465	2,695,586	274,055

(*)	Due to profit retirement, the capital is different from the total face value of issued stocks.

Changes in the number of common shares outstanding
(ii)	The details of changes in the number of common shares outstanding as of December 31, 2022 and 2023 are as follows:

	2022	2023
Beginning balance	516,593,202	508,778,517
Increase	—	17,482,000
Decrease	(7,814,685)	(13,507,398)
Ending balance	508,778,517	512,753,119

Convertible Preferred Stock
(iii)	The details of convertible preferred stock as of December 31, 2022 and 2023 are as follows:

	2022	2023
Beginning balance	17,482,000	17,482,000
Decrease (*)	—	(17,482,000)
Ending balance	17,482,000	—

(*)	Convertible preferred shares of 17,482,000 that were issued on May 1, 2019 have been converted into common shares at a 1:1 ratio on May 1, 2023.

Hybrid bond
(c)	Hybrid bonds
Hybrid bonds classified as other equity instruments as of December 31, 2022 and 2023 are as follows:

	Issue date	Maturity date	Interest rate (%)	2022		2023
KRW	June 25, 2015	June 25, 2045	4.38	~~W~~	199,455	199,455
	September 15, 2017	Perpetual bond	4.25		89,783	89,783
	April 13, 2018	Perpetual bond	—		134,678	—
	April 13, 2018	Perpetual bond	4.56		14,955	14,955
	August 29, 2018	Perpetual bond	—		398,679	—
	June 28, 2019	Perpetual bond	3.27		199,476	199,476
	September 17, 2020	Perpetual bond	3.12		448,699	448,699
	March 16, 2021	Perpetual bond	2.94		429,009	429,009
	March 16, 2021	Perpetual bond	3.30		169,581	169,581
	January 25, 2022	Perpetual bond	3.90		560,438	560,438
	January 25, 2022	Perpetual bond	4.00		37,853	37,853
	August 26, 2022	Perpetual bond	4.93		343,026	343,026
	August 26, 2022	Perpetual bond	5.15		55,803	55,803
	January 30, 2023	Perpetual bond	5.14		—	398,831
	July 13, 2023	Perpetual bond	5.40		—	498,815

USD	August 13, 2018	Perpetual bond	—		559,526	—
	May 12, 2021	Perpetual bond	2.88		556,007	556,007

				~~W~~	4,196,968	4,001,731

(*)	For the year ended December 31, 2023, the deduction for capital related to hybrid bonds issued is ~~W~~ 2,354 million.

Capital adjustments
(d)	Capital adjustments

(i)	Changes in capital adjustments for the years ended December 31, 2022 and 2023 are as follows:

	2022		2023
Beginning balance	~~W~~	(664,429)	(582,859)
Acquisition of treasury stocks		(300,000)	(485,947)
Disposal and retirement of treasury stocks		300,000	485,947
The acquisition commitment amount for subsidiaries’ remaining shares		86,711	—
Repayments of hybrid bonds		(317)	(102,350)
Other transactions with owners		(4,824)	26,545

Ending balance	~~W~~	(582,859)	(658,664)

Changes in accumulated other comprehensive income
(e)	Accumulated other comprehensive income
Changes in accumulated other comprehensive income for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021
	Items that are or may be reclassified to profit or loss							Items that will not be reclassified to profit or loss				Total
	Gain (loss) on securities at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other comprehensive income of separate account	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income of associates	Gain (loss) on securities at fair value through other comprehensive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	146,829	161,919	4,875	(377,061)	(48,171)	18,423	(385,780)	(26)	79,982	(5,171)	(404,181)
Change due to fair value		(1,110,290)	(31,924)	6,517	—	—	(56,484)	—	(3)	21,408	(1,526)	(1,172,302)
Reclassification:
Change due to impairment or disposal		(114,399)	—	—	—	—	—	—	—	—	—	(114,399)
Effect of hedge accounting		—	—	—	—	(209,869)	—	—	—	—	—	(209,869)
Hedging		10,627	—	—	(74,525)	239,800	—	—	—	—	—	175,902
Effects from changes in foreign exchange rate		—	—	—	333,059	—	—	—	—	673	—	333,732
Remeasurements of the defined benefit plans		—	—	—	—	—	—	59,441	—	—	—	59,441
Deferred income taxes		334,391	11,826	(3,769)	(6,226)	(8,231)	15,211	(16,164)	1	(16,061)	(1,272)	309,706
Transfer to other account		—	—	—	—	—	—	—	—	29,421	6,153	35,574
Non-controlling interests		2,547	—	—	(466)	—	—	(621)	—	—	—	1,460

Ending balance	~~W~~	(730,295)	141,821	7,623	(125,219)	(26,471)	(22,850)	(343,124)	(28)	115,423	(1,816)	(984,936)

	2022
	Items that are or may be reclassified to profit or loss									Items that will not be reclassified to profit or loss				Total
	Gain (loss) on securities at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income (expense) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other Comprehensive income of separate account	Net finance Income (expense) on insurance contract assets (liabilities)	Net finance income (expense) on reinsurance contract assets (liabilities)	Remeasure - ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at fair value through other comprehensive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(730,295)	141,821	7,623	(125,219)	(26,471)	(22,850)	—	—	(343,124)	(28)	115,423	(1,816)	(984,936)
Adjustment on initial application of IFRS 17		(137,385)	(141,821)	—	—	347	22,850	333,178	—	—	—	2,544	—	79,713
Beginning balance (restated)		(867,680)	—	7,623	(125,219)	(26,124)	—	333,178	—	(343,124)	(28)	117,967	(1,816)	(905,223)
Change due to fair value		(8,059,410)	—	(16,914)	—	—	—	6,396,337	46,320	—	9	10,880	(5,919)	(1,628,697)
Reclassification:
Change due to impairment or disposal		(37,142)	—	(7,333)	—	—	—	—	—	—	—	—	—	(44,475)
Effect of hedge accounting		—	—	—	—	(190,372)	—	—	—	—	—	—	—	(190,372)
Hedging		63,480	—	—	(25,793)	87,491	—	—	—	—	—	—	—	125,178
Effects from changes in foreign exchange rate		—	—	—	40,679	—	—	—	—	—	—	(823)	—	39,856
Remeasurements of the net defined benefit plans		—	—	—	—	—	—	—	—	348,017	—	—	—	348,017
Deferred income taxes		2,110,516	—	8,489	(154)	32,617	—	(1,690,434)	(12,275)	(96,026)	(14)	(9,171)	1,170	344,718
Transfer to other account		—	—	—	—	—	—	—	—	—	42	(2,134)	1,410	(682)
Non-controlling interests		3,586	—	—	(1,796)	—	—	—	—	(860)	—	—	—	930

Ending balance	~~W~~	(6,786,650)	—	(8,135)	(112,283)	(96,388)	—	5,039,081	34,045	(91,993)	9	116,719	(5,155)	(1,910,750)

	2023
	Items that are or may be reclassified to profit or loss							Items that will not be reclassified to profit or loss				Total
	Gain (loss) on securities at fair value through other comprehensive income		Equity in other comprehensive income (expense) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Net finance Income (expense) on insurance contract assets (liabilities)	Net finance Income (expense) on reinsurance contract assets (liabilities)	Remeasure - ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at fair value through other comprehensive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(6,786,650)	(8,135)	(112,283)	(96,388)	5,039,081	34,045	(91,993)	9	116,719	(5,155)	(1,910,750)
Change due to fair value		3,862,277	9,738	—	—	(2,961,019)	(28,283)	—	—	1,459	4,011	888,183
Reclassification:
Change due to impairment or disposal		465,343	—	—	—	—	—	—	—	4,199	5,077	474,619
Effect of hedge accounting		—	—	—	(69,484)	—	—	—	—	—	—	(69,484)
Hedging		(28,044)	—	(3,903)	152,927	—	—	—	—	—	—	120,980
Effects from changes in foreign exchange rate		—	—	2,316	—	—	—	—	—	2,862	—	5,178
Remeasurements of the net defined benefit plans		—	—	—	—	—	—	(272,792)	—	—	—	(272,792)
Deferred income taxes		(1,137,032)	(2,582)	(4,658)	(22,163)	788,561	7,511	71,935	—	(3,402)	(465)	(302,295)
Transfer to other account		—	—	—	—	—	—	—	—	3,055	(7,352)	(4,297)
Non-controlling interests		(4,328)	—	11	—	—	—	522	—	—	—	(3,795)

Ending balance	~~W~~	(3,628,434)	(979)	(118,517)	(35,108)	2,866,623	13,273	(292,328)	9	124,892	(3,884)	(1,074,453)

Appropriation of retained earnings
(f)	Appropriation of retained earnings
The appropriation of retained earnings for the years ended December 31, 2022 and 2023 are as follows:

	2022		2023
Date of appropriation:	March 23, 2023		March 26, 2024
Unappropriated retained earnings:
Balance at beginning of year	~~W~~	5,461,771	5,033,475
Retirement of treasury stock		(300,661)	(486,999)
Dividend to hybrid bonds		(156,277)	(189,672)
Interim dividends		(637,598)	(817,122)
Net income		1,249,251	1,671,011

		5,616,486	5,210,693

Transfer from voluntary reserves
Loan loss reserve reversal amount		—	422

		5,616,486	5,211,115

Appropriation of retained earnings:
Legal reserve		124,925	167,101
Dividends
Dividends on common stocks paid		440,093	268,697
Dividends on preferred stocks paid		15,122	—
Regulatory reserve for loan losses		2,554	—
Loss on repayments of hybrid bonds		317	102,667

		583,011	538,465

Unappropriated retained earnings to be carried over to subsequent year	~~W~~	5,033,475	4,672,650

(*)	These statements of appropriation of retained earnings are based on the separate financial statements of Shinhan Financial Group.

Changes in regulatory reserve for loan losses including non-controlling interests
(g)	Regulatory reserve for loan losses
In accordance with Regulations for the Supervision of Financial Institutions, the Group reserves the difference between allowance for credit losses by IFRS and that as required by the Regulations at the account of regulatory reserve for loan losses in retained earnings.
i) Changes in regulatory reserve for loan losses including
non-controlling
interests as of December 31, 2022 and 2023 are as follows:

	2022		2023
Beginning balance	~~W~~	3,647,972	3,609,851
Expected reversal of regulatory reserve for loan losses		(38,121)	(153,364)

Ending balance	~~W~~	3,609,851	3,456,487

ii) Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses for the years ended December 31, 2022 and 2023 are as follows:

	2022		2023
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	4,665,643	4,368,035
Provision for regulatory reserve for loan losses		38,508	151,357

Profit attributable to equity holders of Shinhan Financial Group adjusted for regulatory reserve	~~W~~	4,704,151	4,519,392

Basic and diluted earnings per share adjusted for regulatory reserve in won (*)		8,571	8,361

(*)	Dividends for hybrid bonds are deducted.

Acquisition of treasury stock
(ii)	Details of treasury stock acquisition for the years ended December 31, 2022 and 2023 are as follows:

	2022			2023
	The number of share	Carrying amount		The number of share	Carrying amount
Beginning balance	6,352	~~W~~	227	6,352	~~W~~	227
Acquisition	7,814,685		300,000	13,507,398		485,947
Retirement (*)	(7,814,685)		(300,000)	(13,507,398)		(485,947)

Ending balance	6,352	~~W~~	227	6,352	~~W~~	227

(*)
For the year ended December 31, 2022, treasury stocks were acquired for retirement, and the retirement of 3,665,423 shares and 4,149,262 shares was completed on April 25, 2022 and November 23, 2022, respectively. For the year ended December 31, 2023, the Group acquired treasury stocks for retirement, and the retirement of 3,676,470 shares, 4,243,281 shares, 2,842,929 shares and 2,744,718 shares was completed on March 28, 2023, June 16, 2023, August 31, 2023 and December 27, 2023, respectively.